LONG-TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Investments [Abstract]
Schedule Of Deposits [Table Text Block]
	DECEMBER 31,
	2012	2011

Bank deposits (see also Note 11A)	$621	$1,093
	$621	$1,093